ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Jun. 30, 2015
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	June 30
	2014	2015

Accounts receivable	$284,576	$286,797
Allowance for doubtful accounts	(25,691)	(34,259)

	$258,885	$252,538

Allowance for Credit Losses on Financing Receivables [Table Text Block]
The movements in allowance for doubtful accounts are as follows:

	June 30,
	2013	2014	2015

Balance at the beginning of year	$14,287	$20,103	$25,691
Additions	5,945	7,604	13,907
Written off	(556)	(2,104)	(5,499)
Translation adjustment	427	88	160

Balance at the end of year	$20,103	$25,691	$34,259